Annual Total Returns [BarChart] - Pioneer Global Equity Fund - A	Dec. 31, 2021
Bar Chart Table:
2011	(8.20%)
2012	15.55%
2013	28.08%
2014	8.25%
2015	(1.71%)
2016	3.85%
2017	28.44%
2018	(16.31%)
2019	23.30%
2020	17.79%